Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting

28. Segment reporting

Refer to Note 31 to the Group’s audited consolidated financial statements for the year ended December 31, 2025, as it describes the reportable segments and other salient information.

The table below shows the unaudited segment information for the six months ended June 30, 2026, and 2025 and as of June 30, 2026 and December 31, 2025:

	How Mine		Redwing Mine		Mazowe Mine		Corporate Overhead		Total
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Revenue	50,836	36,383	—	—	—	—	—	—	50,836	36,383
Production costs	(17,897)	(18,460)	—	—	—	—	—	—	(17,897)	(18,460)
Depreciation	(2,840)	(2,635)	(15)	(4)	(15)	(17)	(3)	—	(2,873)	(2,656)
Royalties	(3,081)	(1,817)	—	—	—	—	—	—	(3,081)	(1,817)
Gross profit (loss)	27,018	13,471	(15)	(4)	(15)	(17)	(3)	—	26,985	13,450
Other income	254	116	75	92	264	4	—	—	593	212
Impairment	—	—	(15)	(110)	(10)	(75)	—	—	(25)	(185)
Administrative expenses	(4,300)	(812)	(2,373)	(1,202)	(959)	(745)	(6,115)	(12,947)	(13,747)	(15,706)
Allowance for credit losses	—	—	—	(12)	—	—	—	—	—	(12)
Listing expenses(1)	—	—	—	—	—	—	—	(5,112)	—	(5,112)
Change in fair value of warrants and earn-out liability							(11,275)		(11,275)
Foreign exchange gains/(losses)	(426)	(146)	43	67	58	29	(21)	—	(346)	(50)
Operating profit/(loss)	22,546	12,629	(2,285)	(1,169)	(662)	(804)	(17,414)	(18,059)	2,185	(7,403)
Finance cost	(606)	(605)	(49)	(39)	(210)	(126)	(73)	(58)	(938)	(828)
Related party credit loss	—	(3)	—	—	—	—	—	—	—	(3)
Interest income	7	8	—	—	—	—	—	—	7	8
Financial guarantee remeasurement	—	—	—	—	—	—	—	—	—	—
Profit/(loss) before taxation	21,947	12,029	(2,334)	(1,208)	(872)	(930)	(17,487)	(18,117)	1,254	(8,226)
Income tax expense	(5,683)	(2,623)	—	—	—	—	(402)	(1,050)	(6,085)	(3,673)
Profit/(loss) for the period	$16,264	9,406	(2,334)	(1,208)	(872)	(930)	(17,889)	(19,167)	(4,831)	(11,899)

	How Mine		Redwing Mine		Mazowe Mine		Other		Total
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Segment assets	67,730	58,383	3,909	90	214	236	4,497	4,085	76,350	62,794
Current assets	$13,525	12,044	2,402	9	45	59	4,431	4,058	20,403	16,170
Non-current assets	$54,205	46,339	1,507	81	169	177	66	27	55,947	46,624
Segment liabilities	42,436	33,937	20,543	20,702	15,157	15,002	38,986	32,428	117,122	102,069
Current liabilities	$23,419	16,456	9,050	9,224	6,843	6,698	23,961	21,191	63,273	53,569
Non-current liabilities	$19,017	17,481	11,493	11,478	8,314	8,304	15,025	11,237	53,849	48,500